Business and credit concentrations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)
Supplier
Concentration Risk
Individual accounts payable to major suppliers	$ 1,597		¥ 1,141		¥ 10,715
Percentage of concentration	32.00%	32.00%	10.00%
Supplier | Beijing Jingjing Medical Equipment Co., Ltd.
Concentration Risk
Individual accounts payable to major suppliers	$ 1,597				¥ 10,715
Percentage of concentration	32.00%	32.00%
Supplier | Beijing Probe Biological Technology Co., Ltd.
Concentration Risk
Individual accounts payable to major suppliers			¥ 1,141
Percentage of concentration			10.00%
Supplier | Purchases of raw materials
Concentration Risk
Purchases from suppliers	$ 3,538	¥ 23,741	¥ 34,140	¥ 36,405
Percentage of concentration	30.00%	30.00%	44.00%	52.00%
Supplier | Purchases of raw materials | Beijing Jingjing Medical Equipment Co., Ltd.
Concentration Risk
Purchases from suppliers	$ 3,538	¥ 23,741
Percentage of concentration	30.00%	30.00%
Supplier | Purchases of raw materials | Beijing Jingjing Medical Equipment Co., Ltd. | Maximum
Concentration Risk
Percentage of concentration			10.00%	10.00%
Supplier | Purchases of raw materials | China Bright Group Co. Limited
Concentration Risk
Purchases from suppliers			¥ 18,759	¥ 36,405
Percentage of concentration			24.00%	52.00%
Supplier | Purchases of raw materials | China Bright Group Co. Limited | Maximum
Concentration Risk
Percentage of concentration	10.00%	10.00%
Supplier | Purchases of raw materials | Hangzhou Baitong Biological Technology Co., Ltd.
Concentration Risk
Purchases from suppliers			¥ 7,670
Percentage of concentration			10.00%
Supplier | Purchases of raw materials | Hangzhou Baitong Biological Technology Co., Ltd. | Maximum
Concentration Risk
Percentage of concentration	10.00%	10.00%		10.00%
Supplier | Purchases of raw materials | Beijing Chengmao Xingye Technology Development Co., Ltd.
Concentration Risk
Purchases from suppliers			¥ 7,711
Percentage of concentration			10.00%
Supplier | Purchases of raw materials | Beijing Chengmao Xingye Technology Development Co., Ltd. | Maximum
Concentration Risk
Percentage of concentration	10.00%	10.00%		10.00%
Beijing municipality | Customers | Net revenue
Concentration Risk
Percentage of concentration	23.80%	23.80%	23.70%	28.80%
Guangdong province | Customers | Net revenue
Concentration Risk
Percentage of concentration	61.00%	61.00%	62.00%	58.70%
Zhejiang province | Customers | Net revenue
Concentration Risk
Percentage of concentration	15.20%	15.20%	14.30%	12.50%